Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 21,143	$ 757
Account receivables		451	96
Contract Assets – Media rights		2,758
Prepaid and other current assets		7,672	1,166
Total current assets		32,025	2,019
Property, equipment and deposits, net		7,616	3,723
Goodwill		10,696
Intangible Assets, net		2,075	167
Other Assets		1,212	451
TOTAL ASSETS		53,623	6,360
Current liabilities:
Accounts payable		5,562	2,970
Account Payable related to D&O Insurance		2,548
Account Payable related to Media rights		2,426
Accrued expenses and other current liabilities		3,806	1,073
Deferred Revenues		1,585	146
Warrant Liabilities		1,596	6,439
Short term financial liabilities, net	[1]	25,473	2,861
Total current liabilities		42,996	13,489
Other non-current liabilities		419	149
Non-current financial liabilities, net		18,057	4,028
TOTAL LIABILITIES		61,472	17,666
CONVERTIBLE PREFERRED STOCK
Preferred stock, $0.00001 par value; 100,000,000 shares authorized; none issued and outstanding
STOCKHOLDERS’ DEFICIT
Subscription Receivables			(4,033)
Accumulated other comprehensive (loss) income		(621)	36
Accumulated deficit		(108,682)	(36,221)
Total stockholders’ deficit		(7,849)	(15,346)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT		53,623	6,360
Convertible Preferred Stock Series A [Member]
CONVERTIBLE PREFERRED STOCK
Preferred stock, $0.00001 par value; 100,000,000 shares authorized; none issued and outstanding
STOCKHOLDERS’ DEFICIT
Total stockholders’ deficit
Convertible Preferred Stock Series B [Member]
CONVERTIBLE PREFERRED STOCK
Preferred stock, $0.00001 par value; 100,000,000 shares authorized; none issued and outstanding			4,040
STOCKHOLDERS’ DEFICIT
Total stockholders’ deficit			4,040
Class A Common Stock [Member]
STOCKHOLDERS’ DEFICIT
Common stock		101,454	24,872
Total stockholders’ deficit		101,454	24,872
Class B Common Stock [Member]
STOCKHOLDERS’ DEFICIT
Common stock
Total stockholders’ deficit

[1]	The amounts include principal and accumulated interests.